CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:
1.	This filing is made on behalf of Janus Investment Fund (the “Registrant”). The Registrant’s 1933 Act No. is 002-34393 and Registrant’s 1940 Act No. is 811-01879.
2.	There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 191 (“PEA No. 191”) on October 28, 2013, pursuant to Rule 485(b) under the 1933 Act for the following funds:

INTECH Global Dividend Fund	Janus Flexible Bond Fund
– Class A Shares	– Class A Shares
– Class C Shares	– Class C Shares
– Class D Shares	– Class D Shares
– Class I Shares	– Class I Shares
– Class S Shares	– Class N Shares
– Class T Shares	– Class R Shares
INTECH International Fund	– Class S Shares
– Class A Shares	– Class T Shares
– Class C Shares	Janus Global Allocation Fund – Conservative
– Class I Shares	– Class A Shares
– Class S Shares	– Class C Shares
– Class T Shares	– Class D Shares
INTECH U.S. Core Fund	– Class I Shares
– Class A Shares	– Class S Shares
– Class C Shares	– Class T Shares
– Class D Shares	Janus Global Allocation Fund – Growth
– Class I Shares	– Class A Shares
– Class S Shares	– Class C Shares
– Class T Shares	– Class D Shares
INTECH U.S. Growth Fund	– Class I Shares
– Class A Shares	– Class S Shares
– Class C Shares	– Class T Shares
– Class I Shares	Janus Global Allocation Fund – Moderate
– Class S Shares	– Class A Shares
– Class T Shares	– Class C Shares
INTECH U.S. Value Fund	– Class D Shares
– Class A Shares	– Class I Shares
– Class C Shares	– Class S Shares
– Class I Shares	– Class T Shares
– Class S Shares	Janus Global Bond Fund
– Class T Shares	– Class A Shares
Janus Diversified Alternatives Fund	– Class C Shares
– Class A Shares	– Class D Shares
– Class C Shares	– Class I Shares
– Class D Shares	– Class N Shares
– Class I Shares	– Class S Shares
– Class N Shares	– Class T Shares
– Class S Shares	Janus Government Money Market Fund
– Class T Shares	– Class D Shares
– Class T Shares

Janus High-Yield Fund	Perkins Mid Cap Value Fund
– Class A Shares	– Class A Shares
– Class C Shares	– Class C Shares
– Class D Shares	– Class D Shares
– Class I Shares	– Class I Shares
– Class N Shares	– Class L Shares
– Class R Shares	– Class N Shares
– Class S Shares	– Class R Shares
– Class T Shares	– Class S Shares
Janus Money Market Fund	– Class T Shares
– Class D Shares	Perkins Small Cap Value Fund
– Class T Shares	– Class A Shares
Janus Real Return Fund	– Class C Shares
– Class A Shares	– Class D Shares
– Class C Shares	– Class I Shares
– Class D Shares	– Class L Shares
– Class I Shares	– Class N Shares
– Class S Shares	– Class R Shares
– Class T Shares	– Class S Shares
Janus Short-Term Bond Fund	– Class T Shares
– Class A Shares	Perkins Select Value Fund
– Class C Shares	– Class A Shares
– Class D Shares	– Class C Shares
– Class I Shares	– Class D Shares
– Class N Shares	– Class I Shares
– Class S Shares	– Class N Shares
– Class T Shares	– Class S Shares
Perkins Large Cap Value Fund	– Class T Shares
– Class A Shares	Perkins Value Plus Income Fund
– Class C Shares	– Class A Shares
– Class D Shares	– Class C Shares
– Class I Shares	– Class D Shares
– Class N Shares	– Class I Shares
– Class S Shares	– Class N Shares
– Class T Shares	– Class S Shares
– Class T Shares
     (collectively, the “Funds”)
3.	The text of PEA No. 191 has been filed electronically.

DATED: October 30, 2013	JANUS INVESTMENT FUND on behalf of the Funds
	By	/s/ Stephanie Grauerholz-Lofton
Stephanie Grauerholz-Lofton
Vice President